Other Investment (Details)	12 Months Ended
Mar. 31, 2026
Other Investment [Line Items]
Percentage of voting equity interests acquired	15.00%
Percentage of pre-tax discount rate	15.50%
Terminal growth rate	2.50%
Bottom Range [Member]
Other Investment [Line Items]
Percentage of entity's revenue	5.00%
Top Rage [Member]
Other Investment [Line Items]
Percentage of entity's revenue	20.00%